Form N-1A Supplement	Mar. 01, 2025
Global X Funds | Global X Disruptive Materials ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
GLOBAL X FUNDS
(THE “TRUST”)

Global X Disruptive Materials ETF (DMAT)

SUPPLEMENT DATED DECEMBER 15, 2025
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2025 FOR THE ABOVE SERIES OF THE TRUST (THE “FUND”), AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Fund’s Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

As of the close of business on March 1, 2026, the following changes will occur, subject to further updates:

1. The Fund’s name and ticker will be replaced with the new name and ticker as set forth in the table below.

Current Fund Name	Current Ticker	New Fund Name	New Ticker
Global X Disruptive Materials ETF	DMAT	Global X Rare Earth & Critical Materials ETF	EART

2. The name of the Underlying Index has been changed from the Solactive Disruptive Materials Index to the Solactive Rare Earth & Critical Materials Index. All references to the Solactive Disruptive Materials Index are hereby deleted and replaced with the Solactive Rare Earth & Critical Materials Index.

3. The second paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:

The Underlying Index is designed to provide exposure to companies that produce rare earth components, metals and other raw or composite materials that have been identified as being essential to critical technologies such as consumer electronics, electric vehicles, aircraft engines, energy storage, medical equipment, oil refining, automotive and chemical products, robotics, and in military applications such as missiles and radar systems. Each material has been determined by Solactive AG, the provider of the Underlying Index (the “Index Provider”) to be a rare earth element and/or a material instrumental to the development and production of one or more critical technologies. Critical technologies refer to those technologies that are essential to the development and production of long-term, structural changes to existing products, services, industries, or sectors. Specifically, the Underlying Index will include securities issued by “Rare Earth & Critical Materials Companies” as defined by the Index Provider. Rare Earth & Critical Materials Companies are those companies that derive at least 50% of their revenues in aggregate from the exploration, mining, production and/or enhancement of one or more of the following ten materials categories: Carbon Fiber, Cobalt, Copper, Graphene & Graphite, Lithium, Manganese, Nickel, Platinum & Palladium, Rare Earth Elements, and Zinc (collectively, “Rare Earth & Critical Materials Categories”). Companies engaged in exploration and mining include those companies involved in locating and extracting rare earth elements and critical materials. Companies engaged in production include those companies involved in manufacturing, processing, and trading rare earth elements and critical materials for primary usage. Companies engaged in enhancement include those companies involved in refining, developing, and/or smelting materials to extract and purify rare earth elements and critical materials. As of December 31, 2025, the Underlying Index had [ ] constituents.

4. All references to "Disruptive Materials" are hereby deleted and replaced with the term "Rare Earth & Critical Materials".

5. The first paragraph of the sections of the Fund's Statutory Prospectus and SAI titled "INFORMATION REGARDING THE INDEX AND THE INDEX PROVIDER" are hereby deleted and replaced with the following:

The Solactive Rare Earth & Critical Materials Index (the "Underlying Index") is designed to provide exposure to companies that produce rare earth components, metals and other raw or composite materials that have been identified as being essential to critical technologies such as consumer electronics, electric vehicles, aircraft engines, energy storage, medical equipment, oil refining, automotive and chemical products, robotics and in military applications such as missiles and radar systems . Each material has been determined by Solactive AG, the provider of the Underlying Index (the “Index Provider”) to be a rare earth element and/or a material instrumental to the development and production of one or more critical technologies. Critical technologies refer to those technologies that are essential to the development and production of long-term, structural changes to existing products, services, industries, or sectors. Specifically, the Underlying Index will include securities issued by “Rare Earth & Critical Materials Companies” as defined by the Index Provider. Rare Earth & Critical Materials Companies are those companies that derive at least 50% of their revenues in aggregate from the exploration, mining, production and/or enhancement of one or more of the following ten materials categories: Carbon Fiber, Cobalt, Copper, Graphene & Graphite, Lithium, Manganese, Nickel, Platinum & Palladium, Rare Earth Elements, and Zinc (collectively, “Rare Earth & Critical Materials Categories”). Companies engaged in exploration and mining include those companies involved in locating and extracting rare earth elements and critical materials. Companies engaged in production include those companies involved in manufacturing, processing, and trading rare earth elements and critical materials for primary usage. Companies engaged in enhancement include those companies involved in refining, developing, and/or smelting materials to extract and purify rare earth elements and critical materials. As of December 31, 2025, the Underlying Index had [ ] constituents.

6. The paragraphs titled "Associated Risks Related to Investing in Disruptive Materials Companies" in the sections of the Fund's Summary Prospectus and Statutory Prospectus respectively titled "SUMMARY OF PRINCIPAL RISKS" and "A FURTHER DISCUSSION OF PRINCIPAL RISKS" are hereby deleted and replaced in their entirety with the following:

Associated Risks Related to Investing in Rare Earth & Critical Materials Companies: The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of Rare Earth & Critical Materials Companies. Rare earth and critical materials are considered instrumental to the development and production of one or more critical technologies. Compared to base metals, they have more specialized uses. Rare earth elements are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for rare earth and critical materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. A reduction of demand for the technologies that utilize rare earth and critical materials, or of the materials themselves, would have an adverse impact on the Fund. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials may include medium-, small-, and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth and critical materials, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, trade policy, energy conservation efforts, changes to critical materials, the success of exploration projects, changes in exchange rates, commodity prices, tax and other government regulations, depletion of resources, labor relations, and mandated expenditures for safety and pollution control devices. The mining, production, recycling, processing and/or refining of rare earth and critical materials can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth and critical materials are rising. In addition, companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earth and critical materials may be at risk for environmental damage claims.

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